Share capital - Additional Information (Details) ¥ in Thousands			12 Months Ended
	Dec. 14, 2018 $ / shares shares	Nov. 15, 2018 CNY (¥)	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2019 $ / shares shares	Nov. 19, 2018 shares	Nov. 15, 2018 $ / shares shares	Jan. 26, 2018 $ / shares shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | $ / shares								$ 0.000002
Common stock, share issued								48,392,050
Common Stock, Voting Rights			The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to five vote per share and is convertible into one Class A ordinary share at any time by the holder thereof
Underwriter
Share Capital [Line Items]
Issuance of ADS to underwriters on exercise of options	456,427
Exercise price per ADS | $ / shares	$ 10.00
IPO
Share Capital [Line Items]
Deferred initial public offer cost | ¥		¥ 25,528
Over-Allotment Option
Share Capital [Line Items]
Proceeds from IPO | ¥		¥ 311,931
Class A ordinary shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.000002		$ 0.000002
Common stock, share issued			35,390,055		35,390,055
Common stock, share outstanding			35,390,055		35,390,055
Issuance of ADS to underwriters on exercise of options				4,956,427
Class A ordinary shares | Underwriter
Share Capital [Line Items]
Issuance of ADS to underwriters on exercise of options	456,427
Class A ordinary shares | IPO
Share Capital [Line Items]
Common stock, share issued			13,320,650
Common stock, share outstanding			0
Number of convertible preferred shares						17,098,700
Class B ordinary shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.000002		$ 0.000002
Common stock, share issued			35,071,400		35,071,400
Common stock, share outstanding			35,071,400		35,071,400
Common Stock | Class A ordinary shares | IPO
Share Capital [Line Items]
Common stock, share issued							4,500,000
Exercise price per ADS | $ / shares							$ 10.00